Asset management income	12 Months Ended
Dec. 31, 2023
Asset management income.
Asset management income

8. Asset management income

The table below sets forth the components of the asset management income for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Management fee income	7,642	7,321	8,667
Performance fee income	-	1,795	5,729
Total asset management income	7,642	9,116	14,396